Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) Tranche	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of changes in accounting estimates [line items]
Deferred income		€ 94,000
Share-based payment	€ 9,709,000	7,321,000	€ 1,713,000
Impairment loss	0	0
Goodwill	€ 3,495,000	€ 3,495,000
Warrants [member]
Disclosure of changes in accounting estimates [line items]
Description of vesting requirements	Up to 48 months
Number of tranches | Tranche	48